Equipment Installment Plans - Gross Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	$ 1,007	$ 1,008
2018	46
2019	306
2020	655
Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	948	942
Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	43	45
Equipment installment plan receivables, past due	16	21
Lowest Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	863	860
2018	42
2019	270
2020	551
Lowest Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	819	812
Lowest Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	36	37
Equipment installment plan receivables, past due	8	11
Lower Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	108	110
2018	3
2019	28
2020	77
Lower Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	98	99
Lower Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	5	5
Equipment installment plan receivables, past due	5	6
Slight Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	25	28
2018	1
2019	6
2020	18
Slight Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	22	23
Slight Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	1	2
Equipment installment plan receivables, past due	2	3
Higher Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	11	10
2018	0
2019	2
2020	9
Higher Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	9	8
Higher Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	1	1
Equipment installment plan receivables, past due	$ 1	$ 1